UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

The Dreyfus/Laurel Funds, Inc.
Dreyfus Premier Core Equity Fund
(Formerly Dreyfus Tax-Smart Growth Fund)
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number:811-5270

Securities Act File Number: 33-16338

4(a).Last day of fiscal year for which this notice is filed:

August 31, 2008

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[	] Check box if this is the last time the issuer will be filing this
Form.

Dreyfus Premier Core Equity Fund – Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold	$12,885,342
		during the fiscal year pursuant to section	---------------
		24(f):

	(ii)	Aggregate price of securities redeemed or	$20,100,069
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or		$ 39,645,469
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 59,745,538
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -0-
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(46,860,196)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000393
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)		=$-0-
		by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
=$ -0-
=============

Dreyfus Premier Core Equity Fund – Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$954,510
		during the fiscal year pursuant to section		---------------
24(f):

	(ii)	Aggregate price of securities redeemed or		$9,636,191
		repurchased during the fiscal year:		-------------

	(iii)	Aggregate price of securities redeemed or		$ 19,485,318
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 29,121,509
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -0-
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(28,166,999)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000393
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)	=$	-0-
		by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Core Equity Fund – Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$11,921,920
		during the fiscal year pursuant to section		---------------
24(f):

	(ii)	Aggregate price of securities redeemed or		$16,803,153
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ 13,717,718
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 30,520,871
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -0-
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(18,598,951)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000393
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)	=$	-0-
		by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
=$ -0-
=============

Dreyfus Premier Core Equity Fund – Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$ 55,737
		during the fiscal year pursuant to section		--------------
24(f):

	(ii)	Aggregate price of securities redeemed or		$ 27,280
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ 503,360
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 530,640
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -0-
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(474,903)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000393
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)	=$	-0-
by Item 5(vii) (enter “0” if no fee is
		due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

-0-
-------------

Dreyfus Premier Core Equity Fund – Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$173,844
		during the fiscal year pursuant to section		---------------
24(f):

	(ii)	Aggregate price of securities redeemed or		$ 1,562,665
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ 335,532
		repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add		-$ 1,898,197
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$ -
		Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

	(vi)	Redemption credits available for use in		$(1,724,353)
		future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	X	.0000393
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)		=$-0-
		by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	N/A

-------------

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii)	plus line 7]:

=$ -0-
=============

TOTAL FOR ALL:	=$ -0-
=============

9.	Date the registration fee and interest payment was sent to the
Commission’s lockbox depository:

Method of Delivery:

[	X ]	Wire Transfer
[	]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)* /s/James Bitetto
James Bitetto
Vice President and Assistant Secretary

Date: November 4, 2008

* Please print the name and title of the signing officer below the signature.